UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
(Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

August 31, 2014 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 107.2%
Energy — 90.9%
Alliance Holdings GP	95,354	$6,848,324
Alliance Resource Partners	382,253	19,020,909
Atlas Resource Partners	704,302	14,170,556
BreitBurn Energy Partners	785,360	17,969,037
Calumet Specialty Products Partners	611,075	18,558,348
Capital Product Partners	856,121	9,365,964
EV Energy Partners	470,052	19,648,174
Exterran Partners	335,971	9,743,159
Global Partners	163,876	7,059,778
Golar LNG Partners	527,688	20,094,359
Legacy Reserves	600,601	18,468,481
Linn Energy	540,827	17,155,032
LRR Energy	333,055	6,384,664
Memorial Production Partners	682,768	15,976,771
Mid-Con Energy Partners	255,810	5,725,028
Natural Resource Partners	917,834	14,575,204
QR Energy	839,782	18,164,485
Seadrill Partners	532,255	18,378,765
Teekay LNG Partners	395,835	17,179,239
Teekay Offshore Partners	502,769	17,717,580
Vanguard Natural Resources	524,148	15,420,434
		307,624,291
Industrials — 4.7%
Navios Maritime Partners	811,064	15,977,961

Materials — 1.7%
SunCoke Energy Partners	190,214	5,757,777

Utilities — 9.9%
AmeriGas Partners	277,457	12,837,935
Ferrellgas Partners	717,835	20,458,298
		33,296,233
Total Master Limited Partnerships
(Cost $301,763,089)		362,656,262

Total Investments - 107.2%
(Cost $301,763,089) †		$362,656,262

Percentages are based on Net Assets of $338,454,177.

GP - General Partner

†	At August 31, 2014, the tax basis cost of the Fund's investments was $301,763,089, and the unrealized appreciation and depreciation were $66,511,787 and $(5,618,614), respectively.

As of August 31, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

August 31, 2014 (Unaudited)

For the period ended August 31, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended August 31, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended August 31, 2014, there were no Level 3 Investments.

For information regarding the Fund’s policy regarding valuation of investment and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-002-0200

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income Infrastructure MLP ETF

August 31, 2014 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 108.1%
Energy — 108.1%
Access Midstream Partners	28,368	$1,825,481
Atlas Energy	36,717	1,643,453
Atlas Pipeline Partners	52,012	1,920,803
Buckeye Partners	21,815	1,723,385
Crestwood Equity Partners	111,571	1,422,530
Crestwood Midstream Partners	71,940	1,680,518
DCP Midstream Partners	31,321	1,772,142
El Paso Pipeline Partners	53,617	2,228,322
Enbridge Energy Partners	60,258	2,188,571
Energy Transfer Equity	34,312	2,081,023
Energy Transfer Partners	28,971	1,664,384
EnLink Midstream Partners	51,144	1,584,953
Kinder Morgan Energy Partners	21,836	2,104,554
NuStar Energy	29,332	1,938,552
ONEOK Partners	30,313	1,801,502
Plains All American Pipeline	29,170	1,748,158
Regency Energy Partners	56,224	1,854,267
Spectra Energy Partners	32,840	1,871,552
Summit Midstream Partners	37,162	2,054,315
Sunoco Logistics Partners	37,638	1,862,328
Targa Resources Partners	29,543	2,197,999
TC PipeLines	34,817	2,040,973
Western Gas Equity Partners	33,965	2,036,202
Western Gas Partners	24,643	1,909,586
Williams Partners	31,238	1,655,926
		46,811,479
Total Master Limited Partnerships
(Cost $37,118,009)		46,811,479

Total Investments - 108.1%
(Cost $37,118,009) †		$46,811,479

Percentages are based on Net Assets of $43,287,368.

†	At August 31, 2014, the tax basis cost of the Fund's investments was $37,118,009, and the unrealized appreciation and depreciation were $9,853,418 and $(159,948), respectively.

As of August 31, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under GAAP.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income Infrastructure MLP ETF

August 31, 2014 (Unaudited)

For the period ended August 31, 2014, there have been no transfers between Level 1 or Level 2 assets and liabilities.

For the period ended August 31, 2014, there have been no transfers between Level 2 or Level 3 assets and liabilities.

For the period ended August 31, 2014, there were no Level 3 Investments.

For information regarding the Fund’s policy regarding valuation of investment and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YCM-QH-001-0600

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 22, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: October 22, 2014